Note Other comprehensive income (loss) (Reclassification out of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification out of accumulated other comprehensive loss
Personnel costs	$ (562,988)	$ (476,762)	$ (477,395)
Net (loss) gain and valuation adjustments on debt securities	0	83	38
Other-than-temporary impairment losses on available-for-sale securities	0	8,299	209
Mortgage banking activities	52,802	25,496	56,538
Income tax (benefit) expense	(119,579)	(230,830)	(78,784)
Net Income	618,158	107,681	216,691
Reclassification out of accumulated other comprehensive income
Reclassification out of accumulated other comprehensive loss
Net Income	(10,348)	(18,991)	(12,816)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan
Reclassification out of accumulated other comprehensive loss
Total before tax	(18,072)	(18,628)	(18,148)
Income tax (benefit) expense	7,047	7,262	7,080
Net Income	(11,025)	(11,366)	(11,068)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of net losses
Reclassification out of accumulated other comprehensive loss
Personnel costs	(21,542)	(22,428)	(21,948)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of prior service credit
Reclassification out of accumulated other comprehensive loss
Personnel costs	3,470	3,800	3,800
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on debt securities
Reclassification out of accumulated other comprehensive loss
Total before tax	0	(8,216)	(171)
Income tax (benefit) expense	0	1,542	34
Net Income	0	(6,674)	(137)
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on debt securities | Realized gain (loss) on sale of securities
Reclassification out of accumulated other comprehensive loss
Net (loss) gain and valuation adjustments on debt securities	0	83	38
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on debt securities | Other-than-temporary impairment
Reclassification out of accumulated other comprehensive loss
Other-than-temporary impairment losses on available-for-sale securities	0	(8,299)	(209)
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on equity securities
Reclassification out of accumulated other comprehensive loss
Total before tax	0	251	341
Income tax (benefit) expense	0	(50)	(31)
Net Income	0	201	310
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on equity securities | Realized gain on sale of equity securities
Reclassification out of accumulated other comprehensive loss
Net gain on equity securities	0	251	341
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges
Reclassification out of accumulated other comprehensive loss
Total before tax	1,110	(1,888)	(3,149)
Income tax (benefit) expense	(433)	736	1,228
Net Income	677	(1,152)	(1,921)
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Forward contracts
Reclassification out of accumulated other comprehensive loss
Mortgage banking activities	$ 1,110	$ (1,888)	$ (3,149)